NET INCOME/(LOSS) PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2013 Nonvested shares	Dec. 31, 2013 Series A preferred shares
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net income per share (in shares)	641,968	670,000	12,173,728	13,194,272	50,409,444